24. Provisions (Tables)	12 Months Ended
Dec. 31, 2019
Provisions [abstract]
Schedule of provisions
	Post-employment benefit	Aircraft and engine return (a)	Legal proceedings (b)	Total
Balances on December 31, 2018	-	652,134	247,460	899,594
Post-employment benefit at beginning of the year	46,496	-	-	46,496
Additional provisions recognized	45,952	357,206	195,465	598,623
Provisions used	-	(166,287)	(151,304)	(317,591)
Adjustment to present value	4,312	-	-	4,312
Foreign exchange rate variation, net	-	26,025	(403)	25,622
Balances on December 31, 2019	96,760	869,078	291,218	1,257,056

As of December 31, 2019
Current	-	203,816	-	203,816
Non-current	96,760	665,262	291,218	1,053,240
Total	96,760	869,078	291,218	1,257,056

As of December 31, 2018
Current	-	70,396	-	70,396
Non-current	-	581,738	247,460	829,198
Total	-	652,134	247,460	899,594

(a) The additional provisions recognized for the return of aircraft and engines also include the effects of adjustment to present value.

(b) The provisions consider write-offs due to the revaluation of the estimate and settled proceedings.

Schedule of changes in actuarial assets and liabilities related to the post-employment benefit

The changes in actuarial assets and liabilities related to the post-employment benefit, prepared based on an actuarial report (see note 4.17), are presented below:

2019
Actuarial liabilities at beginning of the year	46.496
Current service cost recognized in income	4.910
Cost of interests recognized in income	4.311
Sponsor contributions	(2)
Effect of changing financial assumptions (discount rate reduction)	34.305
Effect of plan experience	6.740
Actuarial liabilities at the end of the year	96,760

Actuarial assumptions
Weighted average of assumptions to determine the defined benefit obligation
Nominal discount rate	7.23%
Long-term estimated inflation rate	3.50%
HCCTR - medical inflation rate	6.86%
Mortality table	AT-2000 with improvement of 10%
Weighted average of assumptions to determine the cost (revenue) of the defined benefit
Nominal discount rate	9.93%
Long-term estimated inflation rate	4.00%
HCCTR - medical inflation rate	7.38%
Mortality table	AT-2000 with improvement of 10%

Schedule of provisions related to civil and labor suits

The Company’s Management believes that the provision for tax, civil and labor risks, created in accordance with CVM Resolution 594/09, is sufficient to cover possible losses from administrative and legal proceedings, as shown below:

	Probable loss		Possible loss
	2019	2018	2019	2018
Civil	78,119	64,005	62,473	61,942
Labor	210,699	181,556	237,253	183,506
Taxes	2,400	1,899	586,812	548,136
Total	291,218	247,460	886,538	793,584